Consolidated Statements of Income and Comprehensive Income (Unaudited) - USD ($)	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
REVENUE, NET	$ 20,148,203	$ 13,841,202
Cost of revenue	16,031,295	9,958,765
GROSS PROFIT	4,116,908	3,882,437
Selling and marketing	193,720	104,961
General and administrative	2,844,154	675,325
Total operating expenses	3,037,874	780,286
INCOME FROM OPERATIONS	1,079,034	3,102,151
Other (expenses) income:
Interest expenses, net	(194,616)	(99,126)
Other (expenses) income, net	74,476	49,704
Total other expenses, net	(120,140)	(49,422)
INCOME BEFORE INCOME TAX PROVISION	958,894	3,052,729
PROVISION FOR INCOME TAXES	512,259	686,102
NET INCOME	446,635	2,366,627
Less: net income attributable to non-controlling interests		164,468
NET INCOME ATTRIBUTABLE TO POP CULTURE GROUP CO., LTD SHAREHOLDERS	446,635	2,202,159
Other comprehensive (loss) income:
Foreign currency translation adjustment	(59,682)	1,223,994
COMPREHENSIVE INCOME	386,953	3,590,621
Less: comprehensive income attributable to non-controlling interest		240,471
COMPREHENSIVE INCOME ATTRIBUTABLE TO POP CULTURE GROUP CO., LTD SHAREHOLDERS	$ 386,953	$ 3,350,150
Net income per share
Basic and diluted (in Dollars per share)	$ 0.02	$ 0.13
Weighted average shares used in calculating net income per share (in Shares)	20,950,000	16,784,911